GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of revenue by geographic area (Details) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Schedule Of Geographical Information [Line Items]
Total revenues		$ 1,980.5	$ 1,861.3
Americas
Schedule Of Geographical Information [Line Items]
Total revenues		840.2	786.1
EMEA
Schedule Of Geographical Information [Line Items]
Total revenues	[1]	836.8	800.7
Israel
Schedule Of Geographical Information [Line Items]
Total revenues		55.5	52.5
Asia Pacific
Schedule Of Geographical Information [Line Items]
Total revenues		$ 248.0	$ 222.0

[1]	Includes Europe, the Middle East (excluding Israel) and Africa